Form N-1A Supplement	Nov. 04, 2025
TCW Transform 500 ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement dated November 4, 2025
to the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”)[1]

This Supplement provides new information beyond that contained in the Summary Prospectus, Prospectus and SAI and should be read in conjunction with such documents.

The Fund is updating its diversification policy under the Investment Company Act of 1940, as amended (the “1940 Act”), to reflect that the Fund intends to be diversified in approximately the same proportion as the Fund’s underlying index is diversified. The Fund’s investment objective is not changing and will continue to be to seek investment results that closely correspond, before fees and expenses, to the performance of an index composed of large-capitalization U.S. equities. The Fund may become “non-diversified,” as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Fund’s underlying index. Shareholder approval will not be sought if the Fund crosses from diversified to non-diversified status under such circumstances.

In connection with the foregoing, the Summary Prospectus, Prospectus and SAI are amended as follows:

Statement of Additional Information

4.	The following is added to the end of the first paragraph under the “General Description of the Trust” section of the Fund’s SAI:

The Transform 500 ETF intends to be diversified in approximately the same proportion as its Underlying Index is diversified. The Transform 500 ETF may become non-diversified, as defined in the 1940 Act, solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Shareholder approval will not be sought if the Transform 500 ETF crosses from diversified to non-diversified status under such circumstances.

5.The Fund’s fundamental diversification policy in the “Investment Restrictions and Policies” section of the Fund’s SAI is hereby deleted in its entirety and replaced with the following:

The Transform 500 ETF intends to be diversified in approximately the same proportion as its Underlying Index is diversified.

Shareholders of the Fund should retain this Supplement for future reference.